Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Schedule of reconciliation of changes in liabilities arising from financing activities
The following table provides a reconciliation of changes in liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2021		26,323	66	766	—	27,155
Cash flows from (used in) financing activities
Increase (decrease) in notes payable		378	(27)	—	—	351
Issue of long-term debt		4,985	—	—	—	4,985
Repayment of long-term debt		(2,751)	—	—	—	(2,751)
Cash dividends paid on common and preferred shares		—	—	(3,257)	—	(3,257)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(86)	—	(86)
Decrease in securitized trade receivables		(150)	—	—	—	(150)
Other financing activities		(36)	13	—	(55)	(78)
Total cash flows from (used in) financing activities excluding equity		2,426	(14)	(3,343)	(55)	(986)

Non-cash changes arising from
Increase in lease liabilities		787	—	—	—	787
Dividends declared on common and preferred shares		—	—	3,306	—	3,306
Dividends declared by subsidiaries to non-controlling interests		—	—	87	—	87
Effect of changes in foreign exchange rates		(23)	23	—	—	—
Business acquisitions		12	—	—	—	12
Other		148	4	(5)	55	202
Total non-cash changes		924	27	3,388	55	4,394
December 31, 2021		29,673	79	811	—	30,563
(1) Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statement of financial position.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2020		26,296	56	729	—	27,081
Cash flows (used in) from financing activities
(Decrease) increase in notes payable		(1,810)	169	—	—	(1,641)
Issue of long-term debt		6,006	—	—	—	6,006
Repayment of long-term debt		(5,003)	—	—	—	(5,003)
Cash dividends paid on common and preferred shares		—	—	(3,107)	—	(3,107)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(53)	—	(53)
Discontinued operations	37	(7)	—	—	—	(7)
Other financing activities		(31)	—	—	(52)	(83)
Total cash flows (used in) from financing activities excluding equity		(845)	169	(3,160)	(52)	(3,888)

Non-cash changes arising from
Increase in lease liabilities		675	—	—	—	675
Dividends declared on common and preferred shares		—	—	3,147	—	3,147
Dividends declared by subsidiaries to non-controlling interests		—	—	53	—	53
Effect of changes in foreign exchange rates		159	(159)	—	—	—
Business acquisitions		7	—	—	—	7
Discontinued operations	37	(106)	—	—	—	(106)
Other		137	—	(3)	52	186
Total non-cash changes		872	(159)	3,197	52	3,962
December 31, 2020		26,323	66	766	—	27,155
(1) Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statement of financial position.